Summary of net employee future benefit liability asset (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Change in plan liabilities
Balances – Beginning of the period
Acquisition of Aeterna (note 3)	22,136
Current service cost	46
Interest cost	272
Actuarial loss from changes in financial assumptions	937
Benefits paid	(251)
Impact of foreign exchange rate changes	697
Balances – End of the period	23,837
Change in plan assets
Balances – Beginning of the period
Acquisition of Aeterna Zentaris Inc. (note 3)	10,972
Interest income from plan assets	136
Employer contributions	13
Employee contributions	4
Benefits paid	(87)
Impact of foreign exchange rate changes	346
Balances – End of the period	11,384
Net liability of the unfunded plans	11,691
Net liability of the funded plans	762
Net amount recognized as Employee future benefits	12,453
Amounts recognized:
In net loss	179
Actuarial loss on defined benefit plans in other comprehensive loss	(936)
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period
Acquisition of Aeterna (note 3)	22,036
Current service cost	42
Interest cost	271
Actuarial loss from changes in financial assumptions	936
Benefits paid	(251)
Impact of foreign exchange rate changes	696
Balances – End of the period	23,730
Change in plan assets
Balances – Beginning of the period
Acquisition of Aeterna Zentaris Inc. (note 3)	10,972
Interest income from plan assets	136
Employer contributions	13
Employee contributions	4
Benefits paid	(87)
Impact of foreign exchange rate changes	346
Balances – End of the period	11,384
Net liability of the unfunded plans	11,584
Net liability of the funded plans	762
Net amount recognized as Employee future benefits	12,346
Amounts recognized:
In net loss	173
Actuarial loss on defined benefit plans in other comprehensive loss	(936)
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period
Acquisition of Aeterna (note 3)	100
Current service cost	4
Interest cost	1
Actuarial loss from changes in financial assumptions	1
Benefits paid
Impact of foreign exchange rate changes	1
Balances – End of the period	107
Change in plan assets
Balances – Beginning of the period
Acquisition of Aeterna Zentaris Inc. (note 3)
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	107
Net liability of the funded plans
Net amount recognized as Employee future benefits	107
Amounts recognized:
In net loss	6
Actuarial loss on defined benefit plans in other comprehensive loss